UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Libra Advisors, LLC

Address:  909 Third Floor
          29th Floor
          New York, NY 10022


13F File Number: 28-10048

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Ranjan Tandon
Title:  Managing Member
Phone:  (212) 350-5125


Signature, Place and Date of Signing:


/s/ Ranjan Tandon                  New York, NY                August 11, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  39

Form 13F Information Table Value Total: $ 1,085,547
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.        Form 13F File Number               Name

1.            28-10574                        Libra Associates, LLC
2.            28-10573                        Libra Fund, L.P.
----          -------------------             ------------------------------

                           FORM 13F INFORMATION TABLE
                                  June 30, 2006

COLUMN 1                      COLUMN 2          COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6        COL 7       COLUMN 8

                              TITLE OF                      VALUE    SHARES/    SH/ PUT/  INVSTMT         OTHER    VOTING AUTHORITY
NAME OF ISSUER                 CLASS            CUSIP      (X$1,000) PRN AMT.   PRN CALL  DISCRTN         MNGRS    SOLE  SHARED NONE
AMERICAN BANK NOTE HOLOGRAPH  COM               024377103    6,835    2,156,000 SH        Shared-Defined  1,2     2,156,000
ANOORAQ RES CORP              COM               03633E108      138      166,100 SH        Shared-Defined  1,2       166,100
AUSTRAL PAC ENERGY LTD        COM               052526100      135      100,000 SH        Shared-Defined  1,2       100,000
BEMA GOLD CORP                COM               08135F107      922      185,000 SH        Shared-Defined  1,2       185,000
BIRCH MTN RES LTD             COM               09066X109    4,447      887,200 SH        Shared-Defined  1,2       887,200
CAMBIOR INC                   COM               13201L103      383      141,300 SH        Shared-Defined  1,2       141,300
CIT GROUP INC                 COM               125581108    8,895      170,100 SH        Shared-Defined  1,2       170,100
COTT CORP QUE                 COM               22163N106      131       10,000 SH        Shared-Defined  1,2        10,000
DADE BEHRING HLDGS INC        COM               23342J206    5,113      122,800 SH        Shared-Defined  1,2       122,800
DUN & BRADSTREET CORP DEL NE  COM               26483E100   21,225      304,600 SH        Shared-Defined  1,2       304,600
ENTREE GOLD INC               COM               29383G100    1,550    1,614,600 SH        Shared-Defined  1,2     1,614,600
EUROZINC MNG CORP             COM               298804105   14,348    5,954,400 SH        Shared-Defined  1,2     5,954,400
GAMMON LAKE RES INC           COM               364915108   29,957    2,186,000 SH        Shared-Defined  1,2     2,186,000
GLAMIS GOLD LTD               COM               376775102   18,053      476,689 SH        Shared-Defined  1,2       476,689
GOLDCORP INC NEW              COM               380956409   40,273    1,336,995 SH        Shared-Defined  1,2     1,336,995
GREAT BASIN GOLD LTD          COM               390124105    3,377    1,964,850 SH        Shared-Defined  1,2     1,964,850
IMA EXPLORATION INC           COM               449664101    2,503      860,500 SH        Shared-Defined  1,2       860,500
ISHARES TR                    RUSSELL 2000      464287655  767,081   10,694,000 SH  PUT   Shared-Defined  1,2    10,694,000
KINROSS GOLD CORP             COM NO PAR        496902404    3,577      328,555 SH        Shared-Defined  1,2       328,555
LMS MEDICAL SYSTEMS INC       COM               502089105    1,378      900,000 SH        Shared-Defined  1,2       900,000
METALLICA RES INC             COM               59125J104    2,546      834,100 SH        Shared-Defined  1,2       834,100
MILLENNIUM CELL INC           COM               60038B105      127       88,980 SH        Shared-Defined  1,2        88,980
MINEFINDERS  LTD              COM               602900102   12,021    1,477,400 SH        Shared-Defined  1,2     1,477,400
MIRAMAR MINING CORP           COM               60466E100    6,893    1,892,000 SH        Shared-Defined  1,2     1,892,000
MOBILE TELESYSTEMS OJSC       SPONSORED ADR     607409109    8,177      277,756 SH        Shared-Defined  1,2       277,756
NEVSUN RES LTD                COM               64156L101    5,108    1,777,800 SH        Shared-Defined  1,2     1,777,800
NEW GOLD INC CDA              COM               644535106   12,100    1,360,000 SH        Shared-Defined  1,2     1,360,000
NORTHERN ORION RES INC        COM               665575106   16,690    3,402,530 SH        Shared-Defined  1,2     3,402,530
PACIFIC RIM MNG CORP          COM NEW           694915208    3,027    3,881,000 SH        Shared-Defined  1,2     3,881,000
PETROLEUM GEO SVCS ASA NEW    SPONSORED ADR     716599105    9,560      169,362 SH        Shared-Defined  1,2       169,362
TASEKO MINES LTD              COM               876511106      646      252,200 SH        Shared-Defined  1,2       252,200
TEMPLETON RUS AND EAST EUR F  COM               88022F105    4,201       60,400 SH        Shared-Defined  1,2        60,400
TESCO CORP                    COM               88157K101    8,395      408,150 SH        Shared-Defined  1,2       408,150
VICEROY EXPL LTD              COM               925621104    8,800    1,170,400 SH        Shared-Defined  1,2     1,170,400
WASHINGTON GROUP INTL INC     COM NEW           938862208   21,101      395,600 SH        Shared-Defined  1,2       395,600
WESTAIM CORP                  COM               956909105   10,965    2,289,453 SH        Shared-Defined  1,2     2,289,453
AGNICO EAGLE MINES LTD        *W EXP 11/07/200  008474132      206       12,500 SH        Shared-Defined  1,2        12,500
GOLDCORP INC NEW              *W EXP 06/09/201  380956177      662       57,000 SH        Shared-Defined  1,2        57,000
YAMANA GOLD INC               COM               98462Y100   24,001    2,446,520 SH        Shared-Defined  1,2     2,446,520




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